Condensed Consolidated Balance Sheets (Parenthetical) $ in Thousands	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Cumulative redeemable preferred shares, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Cumulative redeemable preferred shares, authorized (in shares)	0	28,510,994
Cumulative redeemable preferred shares, issued (in shares)	0	28,510,994
Cumulative redeemable preferred shares, outstanding (in shares)	0	28,510,994
Cumulative redeemable preferred shares, aggregate liquidation preference | $	$ 0	$ 345,951
Ordinary shares, authorized (in shares)	103,464,186	50,481,822
Ordinary shares, issued (in shares)	103,464,186	50,481,822
Ordinary shares, outstanding (in shares)	103,464,186	50,481,822
Porto Holdco B.V.
Ordinary shares, par value | (per share)		$ 0.11
Ordinary shares, issued (in shares)		100
Ordinary shares, outstanding (in shares)		100